Share Capital - Exercise Price for Warrants Outstanding (Details) - $ / shares	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of classes of share capital [line items]
Warrants (in shares)	7,063,862	7,074,348	8,912,479
Exercise Price Range One
Disclosure of classes of share capital [line items]
Exercise price (in CAD per share)	$ 45.80
Warrants (in shares)	7,040,875
Exercise Price Range Two
Disclosure of classes of share capital [line items]
Warrants (in shares)	22,987
Exercise Price Range Two | Bottom of range
Disclosure of classes of share capital [line items]
Exercise price (in CAD per share)	$ 111.06
Exercise Price Range Two | Top of range
Disclosure of classes of share capital [line items]
Exercise price (in CAD per share)	$ 418.80